Report of Independent Registered
Public Accounting Firm
To the Board of Directors and
Unitholders of CPG Vintage Access
Fund II, LLC
In planning and performing our audit of
the financial statements of CPG Vintage
Access Fund II, LLC (the  Fund ) as of
and for the year ended March 31, 2022,
in accordance with the standards of the
Public Company Accounting Oversight
Board (United States) (PCAOB), we
considered the Fund s internal control
over financial reporting, including
controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Fund s internal control over financial reporting.
Accordingly, we do not express an
opinion on the effectiveness of the Fund s internal control over financial reporting.

The management of the Fund is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company s assets that could have a material effect on the financial statements.

Because of its inherent limitations,
internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Fund s internal
control over financial reporting was for
the limited purpose described in the first
paragraph and would not necessarily
disclose all deficiencies in internal
control over financial reporting that
might be material weaknesses under
standards established by the PCAOB.
However, we noted no deficiencies in
the Fund s internal control over financial
reporting and its operation, including
controls over safeguarding securities,
that we consider to be a material
weakness as defined above as of March
31, 2022.
This report is intended solely for the
information and use of the Board of
Directors of CPG Vintage Access Fund
II, LLC and the Securities and Exchange
Commission and is not intended to be
and should not be used by anyone other
than these specified parties.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 6, 2022

1